STOCK OPTIONS AND WARRANTS (Details Textual) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Apr. 10, 2015	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense		$ 1,500	$ 1,000	$ 6,700	$ 2,600	$ 700
Proceeds from Warrant Exercises		0	$ 2,304	9,705	$ 3,222	$ 0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options		$ 12,800		$ 11,100
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				0	0	12,387,156
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period				3,882,210	1,288,730	0
2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized							2,350,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized	1,650,000
2014 [Member] | Shares Issued Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				4,000,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		986,422		1,171,984
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value		$ 4,800		$ 10,100
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum		194.00%		218.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum		1.78%		1.57%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		6 years		6 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum				207.00%